Consolidated Statements Of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 420,751		¥ 388,187		¥ 883,919
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	307,006		319,641		345,268
Impairment of goodwill (Note 6)					461
Impairment of intangible assets (Note 6)	30,986		26,566		12,400
Provision for credit losses (Note 4)	223,809		292,035		647,793
Employee benefit cost for severance indemnities and pension plans (Note 13)	48,823		29,459		72,592
Investment securities gains-net	(19,384)	[1]	(121,803)	[1]	(223,030)	[1]
Amortization of premiums on investment securities	81,384		67,130		12,336
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities-net (Note 29)	35,297		110,003		(50,295)
Foreign exchange losses (gains)-net	280,997		76,391		(236,055)
Equity in losses of equity method investees-net (Note 2)	499,427		113,017		83,893
Provision for deferred income tax expense	193,114		310,351		322,453
Gain on conversion rate adjustment of convertible preferred stock (Note 2)	(139,320)
Decrease (increase) in trading account assets, excluding foreign exchange contracts	(3,188,559)		1,148,259		801,245
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	2,326,503		1,456,811		(184,013)
Increase in unearned income, unamortized premiums and deferred loan fees	10,754		16,177		18,214
Decrease (increase) in accrued interest receivable and other receivables	(110,209)		26,815		3,322
Increase (decrease) in accrued interest payable and other payables	36,425		(18,190)		(6,866)
Net increase in accrued income taxes and decrease in income tax receivables	116,180		6,875		5,762
Increase (decrease) in allowance for repayment of excess interest (Note 24)	(37,452)		52,722		7,378
Net increase in collateral for derivative transactions	(618,295)		(37,209)		(132,610)
Other-net	94,642		(25,399)		(74,182)
Net cash provided by operating activities	592,879		4,237,838		2,309,985
Cash flows from investing activities:
Proceeds from sales of investment securities available for sale (including proceeds from securities under fair value option) (Note 3)	172,325,724		78,141,353		74,475,416
Proceeds from maturities of investment securities available for sale (including proceeds from securities under fair value option) (Note 3)	12,863,545		29,841,882		46,056,462
Purchases of investment securities available for sale (including purchases of securities under fair value option) (Note 3)	(192,356,659)		(116,023,266)		(135,509,931)
Proceeds from maturities of investment securities being held to maturity	835,356		415,008		296,420
Purchases of investment securities being held to maturity	(263,300)		(644,793)		(433,118)
Proceeds from sales of other investment securities	37,397		28,156		104,040
Purchases of other investment securities	(46,861)		(39,196)		(379,154)
Net decrease (increase) in loans	(5,609,261)		2,751,433		5,919,699
Net decrease (increase) in interest-earning deposits in other banks	1,344,430		(2,916,248)		(1,273,410)
Net decrease in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	471,372		350,828		233,782
Proceeds from sales of premises and equipment	20,618		14,732		17,878
Capital expenditures for premises and equipment	(131,187)		(98,323)		(114,230)
Purchases of intangible assets	(155,308)		(151,775)		(171,405)
Proceeds from sales and dispositions of investments in equity method investees	125,690		31,556		54,841
Proceeds from sales of consolidated VIEs and subsidiaries-net	1,297		45,957		1,290
Proceeds from a repayment of deposits with Government-led Loan Restructuring Program (Note 4)	161,435
Other-net	11,462		(40,187)		(93,012)
Net cash used in investing activities	(10,364,250)		(8,292,883)		(10,814,432)
Cash flows from financing activities:
Net increase in deposits	3,242,703		2,211,211		9,408,480
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	4,745,245		747,174		(1,048,232)
Net decrease in due to trust account	(6,210)		(68,911)		(237,215)
Net increase (decrease) in other short-term borrowings	2,409,172		2,533,987		(1,720,216)
Proceeds from issuance of long-term debt	1,875,591		2,573,277		3,478,615
Repayment of long-term debt	(2,263,232)		(3,109,981)		(2,467,525)
Proceeds from issuance of common stock, net of stock issue expenses					1,036,053
Proceeds from sales of treasury stock	130		327		1,077
Payments for acquisition of preferred stock (Note 15)			(250,000)
Payments to acquire treasury stock (Note 16)	(18)		(86)		(4,621)
Dividends paid	(187,561)		(190,299)		(149,486)
Dividends paid to noncontrolling interests	(16,445)		(6,314)		(5,908)
Other-net	(11,523)		15,525		4,256
Net cash provided by financing activities	9,787,852		4,455,910		8,295,278
Effect of exchange rate changes on cash and cash equivalents	(16,876)		(32,584)		440
Net increase (decrease) in cash and cash equivalents	(395)		368,281		(208,729)
Cash and cash equivalents at beginning of fiscal year	3,230,804		2,862,523		3,071,252
Cash and cash equivalents at end of fiscal year	3,230,409		3,230,804		2,862,523
Cash paid during the fiscal year for:
Interest	683,034		725,400		831,847
Income taxes, net of refunds	119,897		116,399		84,890
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	16,198		5,576		5,763
Transfer to investment securities being held to maturity from investment securities available for sale (Note 3)					111,895
Exchange of shares in Senshu Bank for shares in Senshu Ikeda Holdings, Inc. (Note 18):
Acquisition of shares of Senshu Ikeda Holdings, Inc. recorded at fair value					79,073
Deconsolidation of Senshu Bank at book value					50,069
Exchange of ownership interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd. for equity investment in Morgan Stanley MUFG Securities, Co., Ltd. in connection with the securities joint venture (Note 2):
Noncontrolling interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd.			127,270
Capital surplus			20,550
Adoption of new guidance on consolidation of certain variable interest entities (Note 1):
Increase in total assets, excluding cash and cash equivalents			237,008
Increases in total liabilities			214,887
Union Bank's acquisitions (Note 2):
Fair value of assets acquired			322,312
Fair value of liabilities assumed			328,332
Conversion of Morgan Stanley's convertible preferred stock (Note 2)	¥ 808,266

[1]	The following credit losses are included in Investment securities gains—net: ¥27,962 million, ¥17,495 million and ¥11,704 million; Other changes in equity from nonowner sources - Net ¥1,860 million, ¥2,993 million and ¥2,078 million; Total credit losses ¥29,822 million, ¥20,488 million and ¥13,782 million, March 31, 2010, 2011 and 2012, respectively.